LAW DEPARTMENT

Betsy A. Pregulman
Senior Attorney
Direct Line: (602) 250-3706

March 16, 2005

Securities and Exchange Commission
450 5th Street, N.W.
Washington, D.C. 20549

RE:       Pinnacle West Capital Corporation and Arizona Public Service Company Annual Report on Form 10-K for the Fiscal Year Ended December 31, 2004

File Nos. 1-8962 and 1-4473

Ladies and Gentlemen:

     Pursuant to the requirements of Section 13 of the Securities Exchange Act of 1934, as amended, enclosed please find a complete copy of the Pinnacle West Capital Corporation and the Arizona Public Service Company Annual Report on Form 10-K (the “Form 10-K”) for the fiscal year ended December 31, 2004, including financial statements, and exhibits, filed as a part thereof. In 2004, the changes in accounting principles or practices that impacted Pinnacle West Capital Corporation’s Consolidated Statements of Income and Consolidated Balance Sheets and Arizona Public Service Company’s Statements of Income and Balance Sheets were the adoption of FSP 106-2 and FIN No. 46R.

     If you have any questions with respect to the enclosed Form 10-K, please contact me at (602) 250-3706.

Sincerely,

/s/ Betsy A. Pregulman

Betsy A. Pregulman

BAP:cs
Enclosure

APS • APS Energy Services • Pinnacle West Energy • SunCor • El Dorado

Pinnacle West Capital Corporation Law Department, 400 North Fifth Street, Station 8695, Post Office Box 53999 Phoenix, AZ 85072-3999
Phone: 602 250-3630, Fax: (602) 250-3393, E-mail: Betsy.Pregulman@pinnaclewest.com

APS Energy Services and APS are subsidiaries of Pinnacle West Capital Corporation; however, APS Energy Services is not the same company as APS.
You do not have to be an APS Energy Services customer to receive quality regulated services from APS.